Note 4 - Loans (Details) - Activity in the Allowance for Loan Losses by Portfolio Segment (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 4,014,391	$ 6,917,605	$ 8,543,367	$ 8,016,786
Loans individually evaluated for impairment	2,799,434	15,564,312
Loans collectively evaluated for impairment	292,513,635	288,880,986
Total ending loans balance	295,313,069	304,445,298
Attributable to loans individually evaluated for impairment	179,016	2,921,950
Allowance collectively evaluated for impairment	3,835,375	3,995,655
Provision charged to expenses	(832,925)	200,000	4,375,000
Losses charged off	(2,640,479)	(2,261,271)	(4,238,203)
Recoveries	570,190	435,509	389,784
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	305,434	1,027,837	2,596,629	2,886,467
Loans individually evaluated for impairment	401,028	1,241,149
Loans collectively evaluated for impairment	50,904,208	49,324,136
Total ending loans balance	51,305,236	50,565,285
Attributable to loans individually evaluated for impairment		415,010
Allowance collectively evaluated for impairment	305,434	612,827
Provision charged to expenses	(518,117)	(1,525,666)	195,588
Losses charged off	(218,394)	(78,636)	(503,218)
Recoveries	14,108	35,510	17,792
Commercial and Multi-Family Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	3,346,286	5,240,175	4,847,234	3,915,323
Loans individually evaluated for impairment	2,316,969	14,153,259
Loans collectively evaluated for impairment	181,529,447	177,011,839
Total ending loans balance	183,846,416	191,165,098
Attributable to loans individually evaluated for impairment	179,016	2,506,940
Allowance collectively evaluated for impairment	3,167,270	2,733,235
Provision charged to expenses	(25,938)	2,073,148	3,918,741
Losses charged off	(2,394,884)	(2,023,969)	(3,131,582)
Recoveries	526,933	343,762	144,752
Residential 1-4 Family Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	344,803	602,291	998,941	886,879
Loans individually evaluated for impairment	81,437	169,904
Loans collectively evaluated for impairment	56,146,111	58,148,753
Total ending loans balance	56,227,548	58,318,657
Allowance collectively evaluated for impairment	344,803	602,291
Provision charged to expenses	(264,301)	(265,675)	485,876
Losses charged off	(3,896)	(144,443)	(515,469)
Recoveries	10,709	13,468	141,655
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	17,868	47,302	100,563	328,117
Loans collectively evaluated for impairment	3,933,869	4,396,258
Total ending loans balance	3,933,869	4,396,258
Allowance collectively evaluated for impairment	17,868	47,302
Provision charged to expenses	(24,569)	(81,807)	(225,205)
Losses charged off	(23,305)	(14,223)	(87,934)
Recoveries	$ 18,440	$ 42,769	$ 85,585